Schedule Of Interest Expense (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Notes and other explanatory information [abstract]
Interest expense on debt, net of capitalized interest			$ 920	$ 1,223
Accretion of convertible debentures			376	2,166
Accretion of convertible senior notes			28,337
Total	$ 23,397	$ 1,061	$ 29,633	$ 3,389